Group Accounting Policies - IFRS 9 (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Application of new accounting standards
Retained earnings					$ 5,299		$ 2,812			$ 5,683
Net decrease in cash and cash equivalents in the period	$ 2,311	$ 547	$ 1,537
Net cash inflow/(outflow) from financing activities	(2,203)	(1,765)	(2,044)
Net cash inflow from operating activities	4,799	2,969	$ 2,618
Repayment of lease obligation	$ 207	$ 186
Current tax liabilities					1,127		1,361			1,164
Trade and other payables					15,785		13,987			12,841
Number of hedge relationship instruments effected with LIBOR | item	1
Borrowings					$ 20,380		$ 18,227			$ 19,113
Interest rate on borrowings								3.00%
0.875% Non-callable bond
Application of new accounting standards
Borrowings | €				€ 750		€ 750			€ 750
Interest rate on borrowings				0.875%	0.875%	0.875%	0.875%		0.875%	0.875%
IFRIC 23
Application of new accounting standards
Retained earnings								$ 54
Current tax liabilities								(51)
Trade and other payables								$ (3)
Instruments in a fair value hedge relationship | 0.875% Non-callable bond
Application of new accounting standards
Borrowings covered by hedges				€ 300	$ 300	€ 300			€ 300
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Application of new accounting standards
Nominal amounts in local currency				300	300	300			300